Options - Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted [Line Items]
Dividend yield
Expected life	6 years 3 months	6 years 3 months	6 years 3 months
Minimum [Member]
Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted [Line Items]
Volatility	60.31%	52.71%	60.48%
Risk-free interest rate	3.70%	3.60%	3.70%
Exercise price (in Dollars per share)	$ 1.94	$ 1.47	$ 1.48
Share price (in Dollars per share)	$ 1.94	$ 1.72	$ 1.48
Maximum [Member]
Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted [Line Items]
Volatility	63.96%	73.53%	61.49%
Risk-free interest rate	4.50%	4.40%	4.30%
Exercise price (in Dollars per share)	$ 4	$ 5.02	$ 4
Share price (in Dollars per share)	$ 4	$ 5.24	$ 3.73